Related Party Agreements and Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Agreements and Transactions

Note 13 – Related Party Transactions

The company entered into a manufacturer representative agreement with RSX Enterprises in March 2021 to become a non-exclusive representative for the Company to assist in marketing and soliciting orders. James R. Shipley, a current director of the Company, has a significant ownership interest in RSX.

Under the manufacturer representative agreement, RSX will act as a non-exclusive representative for the Company within the United States, Canada and Mexico and may receive a commission for qualified customer leads. The agreement has an initial term through December 31, 2021 with automatic one-year renewal terms unless prior notice is given 90 days prior to each annual expiration. During the three months ended September 30, 2021, the Company paid $26,873 in commissions under this agreement.

Note 10 – Related Party Agreements and Transactions

Agreements and Transaction with Company’s Co-Founders

The following describes certain agreements and transactions between the Company and its co-founders (the “Co-founders”). The Co-founders held various executive officer and director positions with the Company until May 2018. One of the Co-founders also was a consultant to the Company until May 2018. The Co-founders are also shareholders of the Company. Based on information available to the Company, the Co-founders did not own more than 10% of the Company’s outstanding common stock at any time during 2019 or 2020.

Surna Inc.

Notes to Consolidated Financial Statements

Equipment, Demonstration and Product Testing Agreement

In May 2017, the Company entered into a three-year equipment, demonstration and product testing agreement with a licensed cannabis cultivation company affiliated with one of the Co-founders. Under this agreement, the Company agreed to lease the cultivation company certain cultivation equipment in exchange for a quarterly fee of $16,500, which was increased to $18,330 to reflect additional leased equipment requested by the cultivation company (the “Lease Fee”). In consideration for access to the cultivation facility to conduct demonstration tours and for the product testing and data to be provided by the cultivation company, the Company agreed to pay the cultivation company a quarterly fee of $12,000 (the “Demo and Testing Fee”).

The Company and the cultivation company each made their respective payments under this agreement through June 30, 2018. Thereafter, the cultivation company failed to make any subsequent payments of the Lease Fee and, as a result, the Company did not pay the Demo and Testing Fee. During the second quarter of 2019, the Company notified the cultivation company of its breach for non-payment of the Lease Fee. In February 2020, the parties mutually agreed to terminate this agreement and release each other from all claims related to this agreement, including any unpaid Lease Fees or Demo and Testing Fees. The Company also agreed to transfer the equipment to the cultivation company for no additional consideration.

During the year ended December 31, 2018, the Company recorded Demo and Testing Fees of $32,000 as operating expenses in the consolidated statements of operations. During the year ended December 31, 2018, the Company also recorded Lease Fees of $48,880 as “Other income, net” in the consolidated statements of operations. As of December 31, 2018, unpaid Lease Fees of $36,660 were included in accounts receivable and unpaid Demo and Testing Fees of $24,000 were included in accounts payable.

During the third quarter of 2019, the Company determined that it was unlikely that any further payment of Lease Fees would be paid by the cultivation company, and the Company: (i) wrote off the balance of the accounts receivable related to unpaid Lease Fees, with a corresponding charge to “Other income, net” in the consolidated statements of operations, (ii) reversed the accounts payable related to the unpaid Demo and Testing Fees, with a corresponding credit to operating expenses, and (iii) wrote-off the remaining carrying value of the leased equipment of $107,581, which was included in property and equipment on the Company’s consolidated balance sheet. For the year ended December 31, 2019, the net impact of the foregoing items on the consolidated statements of operations was a charge of $120,241.

Employment Agreement

In May 2018, the Company and one of the Co-founders entered into an employment agreement which provided for an initial base salary of $150,000 per year and certain sales incentive. Pursuant to the employment agreement, the Company awarded 32,000 restricted stock units (“RSUs”) to the Co-founder that vested at certain dates in the future, subject to the co-founder’s continued employment. As of December 31, 2019: (i) the Company has issued 13,333 shares of common stock in settlement of vested RSUs, (ii) 6,667 shares of common stock in settlement of RSUs that vested December 31, 2019 were issued subsequent to December 31, 2019, (iii) the parties mutually agreed to cancel 6,667 RSUs, and (iii) 5,333 RSUs vested on April 30, 2020, however, the holder elected to cancel the RSUs.

Consulting Agreement

As further discussed in Note 16 Subsequent Events below, on January 7, 2021, the Company entered into a consulting agreement with RSX Enterprises, Inc. (RSX), a company controlled by Mr. James R. Shipley, a director of the Company. RSX will provide consulting services to the Company focused on product offerings, engineering requirements, key customer marketing outreach, and related matters, as mutually determined by the Company and RSX. The Company will pay a monthly consulting fee of $6,500 for up to 50 hours per month for the various consulting activities undertaken and provide for reimbursement of expenses. The term of the agreement is set for three months. Any intellectual property developed by RSX will belong to the Company, and the contract provides for typical indemnification obligations and confidentiality provisions.

Surna Inc.

Notes to Consolidated Financial Statements